REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Order backlog (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Order backlog revenue recognition period	1 year
Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Order backlog revenue recognition period	3 years
Machines
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Amount of goods or services ordered by customers but not delivered or provided	€ 48,651	€ 79,571	€ 60,982
Spare Parts and Service
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Amount of goods or services ordered by customers but not delivered or provided	€ 6,380	€ 6,535	€ 7,239